Schedule II (Tables)	12 Months Ended
Mar. 31, 2011
Valuation And Qualifying Accounts
Valuation and Qualifying Accounts

	Balance at beginning of period	Charged to income	Bad debts written off	Balance at end of period
Year ended March 31, 2011
Allowance for doubtful receivables	43,923	998	(7,881)	37,040

Year ended March 31, 2010
Allowance for doubtful receivables	46,916	8,791	(11,784)	43,923

Year ended March 31, 2009
Allowance for doubtful receivables	40,903	10,900	(4,887)	46,916